Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income		¥ 12,330,235	$ 1,889,692	¥ 21,431,126	¥ 6,477,417
Net loss/(income) from discontinued operations				(7,962,519)	2,138,682
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		3,457,782	529,928	2,613,782	2,060,135
Fair value change of equity security investments and other financial instruments		(720,565)	(110,431)	(751,693)	248,169
Impairment losses on investments and other intangible assets		58,395	8,949	177,567	159,703
Share-based compensation cost		2,663,489	408,198	2,404,089	2,471,731
Allowance for/(Reversal of) doubtful accounts/expected credit losses		40,600	6,222	(28,583)	50,954
(Gains)/Losses on disposal of property, equipment and software		6,482	993	5,122	(1,385)
Unrealized exchange losses/(gains)		3,102,492	475,478	(9,981)	31,998
Gains on disposal of long-term investments, business and subsidiaries		(27,063)	(4,148)	(98,489)	(213,339)
Deferred income taxes		88,179	13,514	150,629	(70,621)
Share of results on equity method investees and revaluation gains from previously held equity interest		(302,602)	(46,376)	(4,322)	98,301
Fair value changes of short-term investments		(580,732)	(89,001)	(657,606)	(463,483)
Changes in operating assets and liabilities:
Accounts receivable		(530,413)	(81,289)	(11,314)	(612,656)
Inventories		29,699	4,552	415,057	(81,440)
Prepayments and other assets		(13,554)	(2,077)	(1,488,564)	(719,035)
Accounts payable		(86,352)	(13,234)	13,229	112,435
Salary and welfare payables		528,927	81,062	146,146	725,515
Taxes payable		1,126,648	172,666	(133,801)	685,024
Deferred revenue		2,342,916	359,068	883,742	1,757,874
Accrued liabilities and other payables		1,373,608	210,515	(182,646)	(196,136)
Net cash provided by continuing operating activities		24,888,171	3,814,281	16,910,971	14,659,843
Net cash (used in)/provided by discontinued operating activities				305,487	(1,243,966)
Net cash provided by operating activities		24,888,171	3,814,281	17,216,458	13,415,877
Cash flows from investing activities:
Purchase of property, equipment and software		(1,055,572)	(161,773)	(1,209,477)	(2,169,404)
Proceeds from sale of property, equipment and software		17,540	2,688	60,601	6,688
Purchase of intangible assets, content and licensed copyrights		(2,234,915)	(342,516)	(2,119,307)	(1,741,225)
Purchase of land use right					(2,926,795)
Net change of short-term investments with terms of three months or less		(1,655,930)	(253,782)	(1,023,165)	(1,172,326)
Purchase of short-term investments		(19,905,000)	(3,050,575)	(22,370,000)	(13,393,000)
Proceeds from maturities of short-term investments		24,126,210	3,697,503	20,225,342	13,071,359
Investment in equity method investees		(345,662)	(52,975)	(450,695)	(272,451)
Investment in other equity investments and acquisition of subsidiaries		(2,062,030)	(316,020)	(1,111,493)	(2,751,040)
Proceeds from disposal of investment in equity investees, businesses and subsidiaries		722,076	110,662	406,702
Placement/rollover of time deposits		(91,518,767)	(14,025,865)	(77,083,350)	(41,553,428)
Proceeds from maturity of time deposits		64,880,317	9,943,344	54,381,647	39,924,525
Change in other long-term assets		(160,674)	(24,624)	(42,345)	(133,039)
Amounts (paid to)/received from disposed businesses				9,031,051	(1,889,560)
Net cash used in continuing investing activities		(29,192,407)	(4,473,933)	(21,304,489)	(14,999,696)
Net cash provided by/(used in) discontinued investing activities				(832,252)	1,430,181
Net cash used in investing activities		(29,192,407)	(4,473,933)	(22,136,741)	(13,569,515)
Cash flows from financing activities:
Net proceeds from short-term loan with terms of three months or less		3,723,109	570,591	2,538,267	6,194,113
Proceeds of short-term loan		1,136,495	174,175	730,087	34,256
Repayment of short-term loan		(818,539)	(125,447)	(296,823)	(18,761)
Dividends paid to shareholders		(4,280,462)	(656,010)	(8,840,634)	(1,440,194)
Net proceeds received from issuance of shares in Hong Kong		21,911,815	3,358,133
Repurchase of redeemable noncontrolling interests		(462,650)	(70,904)		(780,000)
Proceeds from issuance of redeemable noncontrolling interest shareholders, net of issuance cost				5,242,180	5,294,174
Repurchase of noncontrolling interest					(195,000)
Capital injection from noncontrolling interest shareholders		194,307	29,779	1,698,810	15,510
Cash (paid for)/refund received from repurchase of NetEase's/purchase of Youdao's ADSs		(11,490,988)	(1,761,071)	10,638	(7,516,679)
Net cash provided by financing activities	[1]	9,913,087	1,519,246	1,082,525	1,587,419
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies		161,894	24,811	29,080	81,511
Net increase/(decrease) in cash, cash equivalents and restricted cash		5,770,745	884,405	(3,808,678)	1,515,292
Cash, cash equivalents and restricted cash, beginning of the year		6,397,860	980,515	10,206,538	8,691,246
Cash, cash equivalents and restricted cash, end of the year		12,168,605	1,864,920	6,397,860	10,206,538
Supplemental disclosures of cash flow information of continuing operation:
Cash paid for income taxes, net of tax refund		2,046,119	313,581	3,193,802	2,003,158
Cash paid for interest expenses		246,051	37,709	431,395	301,761
Supplemental schedule of non-cash investing and financing activities of continuing operation:
Fixed asset purchases financed by accounts payable and accrued liabilities		¥ 337,333	$ 51,699	¥ 304,944	¥ 351,610

[1]	There is no financing activity from discontinued operations.